Voya Multi-Sector Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

BANK LOANS - 2.3%	Principal Amount	Value
Basic Industry - 0.1%
CoorsTek, Inc., Term Loan, 6.13%, (TSFR1M + 2.50%), 10/28/2032	135,000	$135,309
Ecovyst Catalyst Technologies LLC, Term Loan, 5.63%, (TSFR3M + 2.00%), 06/12/2031	135,000	134,944
Windsor Holdings II LLC, Term Loan, 6.38%, (TSFR1M + 2.75%), 08/01/2030	49,747	49,810
		320,063

Brokerage, Asset Managers, and Exchanges - 0.2%
Allspring Global Investments, Term Loan, 6.63%, (TSFR3M + 3.00%), 11/01/2030	90,978	91,341
Citadel Securities Global Holdings LLC, Term Loan, 5.63%, (TSFR1M + 2.00%), 10/31/2033	135,000	134,869
Edelman Financial Engines Center LLC, Term Loan, 7.63%, (TSFR1M + 4.00%), 12/01/2031	135,000	135,557
Hightower Holding LLC, Term Loan, 6.38%, (TSFR1M + 2.75%), 02/03/2032	33,750	33,539
Hightower Holding LLC, Term Loan, 6.38%, (TSFR3M + 2.75%), 02/23/2032	101,250	100,617
Hudson River Trading LLC, Term Loan, 6.13%, (TSFR1M + 2.50%), 03/18/2030	134,662	133,915
Victory Capital Holdings, Inc., Term Loan, 5.38%, (TSFR1M + 1.75%), 09/23/2032	15,000	14,955
		644,793

Capital Goods - 0.3%
BCP VI Summit Holdings LP, Term Loan, 6.38%, (TSFR1M + 2.75%), 01/30/2032	135,000	135,450
Chariot Buyer LLC, Term Loan, 6.38%, (TSFR1M + 2.75%), 09/08/2032	99,749	99,903
Graham Packaging Co., Inc., Term Loan, 5.88%, (TSFR1M + 2.25%), 01/26/2033	100,000	100,165
Madison IAQ LLC, Term Loan, 5.88%, (TSFR1M + 2.25%), 05/06/2030	135,000	134,780
Pro Mach Group, Inc., Term Loan, 6.13%, (TSFR1M + 2.50%), 10/15/2032	99,501	99,675
TK Elevator US Newco, Inc., Term Loan, 6.38%, (TSFR1M + 2.75%), 04/30/2030	100,000	100,536
V2X LLC, Term Loan, 5.63%, (TSFR1M + 2.00%), 12/06/2030	134,663	134,663
Watlow Electric Manufacturing Co., Term Loan, 6.38%, (TSFR1M + 2.75%), 06/17/2033	122,184	122,234
Watlow Electric Manufacturing Co., Term Loan, 6.38%, (TSFR1M + 2.75%), 06/17/2033	12,816	$12,830
		940,236

Communications - 0.0%(a)
Cengage Learning, Inc., Term Loan, 6.63%, (TSFR1M + 3.00%), 03/24/2031	67,500	66,891
Cimpress USA, Inc., Term Loan, 6.13%, (TSFR1M + 2.50%), 06/03/2033	69,218	69,391
		136,282

Consumer Cyclical - 0.4%
Cushman & Wakefield US Borrower LLC, Term Loan, 5.88%, (TSFR1M + 2.25%), 06/30/2033	135,000	134,704
EG America LLC, Term Loan, 6.88%, (TSFR1M + 3.25%), 02/10/2031	100,000	100,484
Ensemble RCM LLC, Term Loan, 6.63%, (TSFR1M + 3.00%), 02/09/2033	135,000	135,127
Flynn Restaurant Group LP, Term Loan, 7.38%, (TSFR1M + 3.75%), 01/31/2032	134,533	133,323
Garda World Security Corp., Term Loan, 6.38%, (TSFR1M + 2.75%), 02/01/2029	44,791	44,791
Great Outdoors Group LLC, Term Loan, 6.88%, (TSFR1M + 3.25%), 01/16/2032	49,747	49,960
Mister Car Wash Holdings, Inc., Term Loan, 6.63%, (TSFR1M + 3.00%), 03/27/2031	50,000	50,205
OverDrive, Inc., Term Loan, 7.13%, (TSFR1M + 3.50%), 12/16/2030	135,000	135,591
PCI Gaming Authority, Term Loan, 5.63%, (TSFR1M + 2.00%), 07/18/2031	49,746	49,822
Peer Holding III BV, Term Loan, 6.13%, (TSFR3M + 2.50%), 07/01/2031	37,086	37,213
Peer USA LLC, Term Loan, 5.88%, (TSFR1M + 2.25%), 09/27/2032	15,000	15,031
Prime Security Services Borrower LLC, Term Loan, 5.38%, (TSFR1M + 1.75%), 03/07/2032	25,758	25,409
Raising Cane’s Rastaurants LLC, Term Loan, 5.63%, (TSFR1M + 2.00%), 06/06/2033	135,000	134,473
TKO Worldwide Holdings LLC, Term Loan, 5.38%, (TSFR1M + 1.75%), 11/21/2031	50,000	49,909
		1,096,042

Consumer Discretionary Services - 0.0%(a)
LC Ahab US Bidco LLC, Term Loan, 6.13%, (TSFR1M + 2.50%), 05/01/2031	49,747	49,778

Consumer Non-Cyclical - 0.3%
AI Aqua Merger Sub, Inc., Term Loan, 6.13%, (TSFR1M + 2.50%), 06/25/2033	100,000	100,083
Bausch + Lomb Corp., Term Loan, 7.38%, (TSFR1M + 3.75%), 01/15/2031	69,338	$69,609
Examworks Bidco, Inc., Term Loan, 6.13%, (TSFR1M + 2.50%), 02/06/2033	50,000	50,104
Genmab A/S, Term Loan, 5.63%, (TSFR1M + 2.00%), 12/13/2032	131,538	131,557
Hopper Merger Sub, Inc., Term Loan, 5.88%, (TSFR1M + 2.25%), 04/07/2033	135,000	132,224
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.88%, (TSFR1M + 2.25%), 06/09/2032	135,000	135,274
Osmosis Buyer Ltd., Term Loan, 6.38%, (TSFR1M + 2.75%), 07/03/2028	50,000	50,024
Prestige Brands, Inc., Term Loan, 5.63%, (TSFR1M + 2.00%), 06/12/2033	123,750	124,059
Primo Brands Corp., Term Loan, 6.38%, (TSFR1M + 2.75%), 03/18/2031	99,750	100,306
Sazerac Co., Inc., Term Loan, 5.63%, (TSFR1M + 2.00%), 07/09/2032	135,000	134,963
		1,028,203

Electric - 0.0%(a)
Discovery Energy Holding Corp., Term Loan, 6.63%, (TSFR3M + 3.00%), 05/01/2031	50,000	50,141

Energy - 0.2%
CPPIB OVM Member US LLC, Term Loan, 5.88%, (TSFR1M + 2.25%), 08/20/2031	49,747	49,825
Deep Blue Operatating I LLC, Term Loan, 5.88%, (TSFR1M + 2.25%), 10/01/2032	134,663	134,999
EMG Utica Midstream Holdings LLC, Term Loan, 7.13%, (TSFR3M + 3.50%), 04/01/2030	135,000	135,844
GIP Pilot Acquisition Partners LP, Term Loan, 5.63%, (TSFR1M + 2.00%), 05/19/2033	100,000	99,937
Pelican Pipeline LLC, Term Loan, 6.38%, (TSFR1M + 2.75%), 03/23/2033	50,000	50,125
Third Coast Infrastructure LLC, Term Loan, 6.88%, (TSFR1M + 3.25%), 09/25/2030	49,688	49,734
WhiteWater Matterhorn Holdings LLC, Term Loan, 5.38%, (TSFR3M + 1.75%), 06/16/2032	135,000	134,198
		654,662

Industrial Services - 0.0%(a)
AlixPartners LLP, Term Loan, 5.63%, (TSFR1M + 2.00%), 07/30/2032	49,750	49,488

Insurance - 0.1%
Asurion LLC, Term Loan, 7.38%, (TSFR1M + 3.75%), 02/23/2033	135,000	127,997
Bella Holding Co. LLC, Term Loan, 6.88%, (TSFR1M + 3.25%), 06/10/2033	135,000	134,044
Broadstreet Partners Group LLC, Term Loan, 6.13%, (TSFR1M + 2.50%), 06/13/2031	125,210	$121,084
		383,125

Other Financial - 0.2%
Acuren Delaware Holdco, Inc., Term Loan, 6.13%, (TSFR1M + 2.50%), 07/30/2031	135,000	135,281
CPI Holdco B LLC, Term Loan, 5.63%, (TSFR1M + 2.00%), 05/17/2031	49,812	49,674
IMC Financing LLC, Term Loan, 0.00%, (TSFR1M + 2.50%), 06/18/2032	135,000	135,225
Jupiter Borrower, Inc., Term Loan, 6.38%, (TSFR1M + 2.75%), 03/25/2033	135,000	135,169
NTI Buyer LLC, Term Loan, 7.88%, (TSFR1M + 4.25%), 06/12/2033	135,000	134,325
		589,674

Other Industrial - 0.3%
APi Group DE, Inc., Term Loan, 5.38%, (TSFR1M + 1.75%), 05/16/2033	134,663	134,594
Asplundh Tree Expert LLC, Term Loan, 5.38%, (TSFR1M + 1.75%), 05/14/2033	135,000	135,000
Azuria Water Solutions, Inc., Term Loan, 6.38%, (TSFR1M + 2.75%), 04/25/2033	45,294	45,294
Azuria Water Solutions, Inc., Term Loan, 6.38%, (TSFR1M + 2.75%), 04/25/2033	4,706	4,706
Belden, Inc., Term Loan, 5.88%, (TSFR1M + 2.25%), 06/10/2033	135,000	135,338
Fugue Finance LLC, Term Loan, 5.88%, (TSFR1M + 2.25%), 01/09/2032	19,456	19,434
GFL ES US LLC, Term Loan, 6.13%, (TSFR3M + 2.50%), 02/04/2032	84,786	84,760
Lsf12 Helix Parent LLC, Term Loan, 7.13%, (TSFR1M + 3.50%), 01/22/2033	122,903	120,829
Tecta America Corp., Term Loan, 6.13%, (TSFR1M + 2.50%), 12/04/2026	135,000	135,309
		815,264

Technology - 0.1%
AthenaHealth Group, Inc., Term Loan, 6.88%, (TSFR1M + 3.25%), 02/15/2032	50,000	49,531
Corpay Technologies Operating Co. LLC, Term Loan, 5.38%, (TSFR1M + 1.75%), 11/03/2032	134,662	134,506
		184,037

Transportation - 0.1%
American Airlines, Inc., Term Loan, 6.63%, (TSFR1M + 3.00%), 05/29/2033	135,000	133,493
Construction Partners, Inc., Term Loan, 5.63%, (TSFR1M + 2.00%), 11/03/2031	135,000	$135,084
Genesee & Wyoming, Inc., Term Loan, 5.38%, (TSFR3M + 1.75%), 04/10/2031	49,873	49,724
		318,301

TOTAL BANK LOANS (Cost $6,683,800)		7,260,089

COLLATERALIZED LOAN OBLIGATIONS - 25.7%	Principal Amount	Value
720 East CLO IV Ltd.
Series 2024-1A, Class A1R, 4.93%, 07/15/2039	800,000	800,335
ACE Securities Corp Mortgage Loan Trust
Series 2007-D1, Class A2, 8.30%, 02/25/2038	333,277	284,462
Agate Bay Mortgage Trust(b)
Series 2015-1, Class B4, 4.42%, 01/25/2045(b)	780,872	636,874
AGL CLO 16 Ltd.
Series 2021-16A, Class CR, 5.38%, 01/20/2035	1,000,000	998,904
Ally Bank
Series 2026-A, Class B, 4.73%, 03/15/2034	324,523	324,146
AMMC CLO 30 Ltd.
Series 2024-30A, Class CR, 5.33%, 04/15/2039	500,000	500,978
Apidos CLO XXXVI
Series 2021-36A, Class CR, 5.46%, 01/20/2039	500,000	501,485
Aqua Finance Trust
Series 2020-AA, Class A, 2.27%, 07/17/2046	6,608	6,210
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, 4.98%, 01/20/2043	400,000	400,925
Series 2026-FL1, 5.37%, 09/20/2043	500,000	502,186
AREIT
Series 2025-CRE11, Class A, 5.16%, 07/25/2043	500,000	502,467
ARES LX CLO Ltd.
Series 2021-60A, Class AR2, 4.64%, 07/18/2034	250,000	249,955
ARES1
Series 2024-IND2, Class A, 5.05%, 10/15/2034	1,500,000	1,506,199
Bain Capital Credit CLO Ltd.
Series 2020-1, 5.47%, 04/18/2033	800,000	800,664
Series 2021-2, 5.32%, 07/16/2034	1,000,000	991,751
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class A1A3, 4.72%, 10/15/2036	250,000	250,180
Ballyrock CLO Ltd.
Series 2023-24A, Class BR, 5.60%, 07/15/2038	940,000	943,040
Bank
Series 2021-BNK35, 3.05%, 06/15/2064	655,000	567,557
BBCMS Mortgage Trust(b)
Series 2022-C16, Class A5, 4.73%, 06/15/2055(b)	490,000	476,981
Beacon Container Finance II LLC
Series 2021-1A, Class A, 2.71%, 10/22/2046	1,146,667	1,064,846
Bear Stearns ALT-A Trust(b)
Series 2005-7, Class 21A1, 7.03%, 09/25/2035(b)	14,362	11,013
Bellemeade Re Ltd.
Series 2024-1, Class M1C, 7.50%, 08/25/2034	1,000,000	1,010,749

Birch Grove CLO Ltd.
Series 2024-8A, Class CR, 5.48%, 04/20/2039	1,000,000	$1,007,580
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A, 5.21%, 12/15/2042	750,000	752,550
BOFAS Re-REMIC Trust(b)
Series 2026-FRR8, 1.68%, 04/27/2054(b)	275,000	237,179
Bowling Green Park CLO LLC
Series 2019-1A, Class CRR, 5.43%, 04/18/2035	750,000	749,191
Brant Point CLO Ltd.
Series 2024-3, 5.47%, 01/20/2039	500,000	501,002
Brean Asset Backed Securities Trust
Series 2026-RM15, 4.60%, 04/25/2066	1,000,000	936,275
BSPDF 2Issuer LLC
Series 026-FL4, 5.08%, 11/18/2043	1,000,000	1,002,365
BSPDF Issuer LLC
Series 2026-FL3, 5.06%, 09/18/2043	500,000	502,233
BSPRT Issuer LLC
Series 2025-FL12, Class A, 5.01%, 01/17/2043	500,000	501,415
BX Commercial Mortgage Trust
Series 2026-CSMO, 5.01%, 02/15/2043	500,000	501,782
BX Trust
Series 2025-ARIA, Class C, 5.71%, 12/13/2042(b)	500,000	499,629
Series 2026-ORBT, Class B, 5.23%, 07/15/2043	750,000	750,937
Series 2026-RISE, Class A, 4.91%, 04/15/2041	750,000	751,947
BXMT Ltd.
Series 2026-FL6, 5.08%, 08/19/2043	1,500,000	1,502,314
Chase Funding Trust
Series 2003-5, Class 2A2, 4.36%, 07/25/2033	8,945	8,956
Chase Home Lending Mortgage Trust Series(b)
Series 2026-3, 5.12%, 01/25/2057(b)	761,899	744,202
Series 2026-JINV1, 5.53%, 06/25/2054(b)	784,394	779,796
Chase Home Lending Mortgage Trust(b)
Series 2026-5, 5.12%, 03/25/2057(b)	992,792	969,103
CIFC Funding Ltd.
Series 2023-II, 4.80%, 01/21/2037	500,000	500,440
CIM Trust(b)
Series 2019-INV2, Class A3, 4.24%, 05/25/2049(b)	101,296	95,455
Series 2019-J1, Class B2, 4.17%, 08/25/2049(b)	348,998	329,062
Series 2019-J2, Class A13, 3.88%, 10/25/2049(b)	85,069	76,697
Citigroup Commercial Mortgage Trust(b)
Series 2016-P4, Class C, 4.08%, 07/10/2049(b)	725,000	682,410
Series 2016-P5, Class B, 4.03%, 10/10/2049(b)	200,000	183,498
Series 2017-P7, 4.33%, 04/14/2050(b)	990,000	946,618
Series 2017-P8, Class AS, 3.97%, 09/15/2050(b)	500,000	477,047
Series 2020-GC46, 3.16%, 02/15/2053	850,000	782,486
Citigroup Mortgage Loan Trust(b)
Series 2006-AR2, Class 1A1, 7.33%, 03/25/2036(b)	39,173	28,416
Series 2007-10, Class 22AA, 4.62%, 09/25/2037(b)	18,419	17,733
CLI Funding VI LLC
Series 2020-1A, Class A, 2.49%, 09/18/2045	42,276	39,652
COMM 2018-COR3 Mortgage Trust
Series 2018-COR3, Class A3, 4.35%, 05/10/2051	250,000	245,309

Commonbond Student Loan Trust
Series 2017-BGS, Class A1, 3.15%, 09/25/2042	12,832	$12,062
Series 2018-BGS, Class B, 5.11%, 09/25/2045	18,999	16,388
Series 2020-AGS, Class A, 2.53%, 08/25/2050	18,331	16,505
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2B1, 6.68%, 01/25/2040	100,000	100,982
Series 2022-R06, Class 1M2, 7.30%, 05/25/2042	500,000	512,317
Series 2023-R06, 6.18%, 07/25/2043	1,000,000	1,023,281
Series 2024-R01, Class 1M2, 5.39%, 01/25/2044	500,000	503,661
Countrywide Alternative Loan Trust
Series 2004-J7, Class M1, 4.65%, 10/25/2034	23,077	23,147
Series 2005-65CB, Class 2A4, 11.55%, 12/25/2035	28,117	18,335
Series 2005-J2, Class 1A12, 5.21%, 04/25/2035	53,712	42,878
Series 2006-13T1, Class A9, 17.49%, 05/25/2036	13,919	6,412
Series 2006-19CB, Class A12, 10.14%, 08/25/2036	67,708	27,807
Series 2007-23CB, Class A3, 12.89%, 09/25/2037	21,214	7,017
Series 2007-2CB, Class 2A1, 11.50%, 03/25/2037	91,254	34,629
DB Master Finance LLC
Series 2026-1A, Class A2I, 5.18%, 05/20/2056	400,000	401,052
DBWF Mortgage Trust(b)
Series 2015-LCM, Class D, 3.91%, 06/10/2034(b)	1,130,000	1,022,650
Eldridge CLO Ltd
Series 2025-2, 5.45%, 01/20/2039	900,000	905,526
Elevation CLO Ltd.
Series 2026-19, 6.16%, 03/31/2038	250,000	250,435
Empower CLO Ltd.
Series 2024-1, 4.92%, 04/25/2037	1,000,000	1,002,962
Flagstar Mortgage Trust(b)
Series 2017-1, Class B3, 3.92%, 03/25/2047(b)	3,104	2,866
Series 2018-1, Class B3, 4.26%, 03/25/2048(b)	70,843	64,949
Series 2018-3INV, Class A3, 4.30%, 05/25/2048(b)	265,791	247,092
Galaxy 32 CLO Ltd.
Series 2023-32A, Class CR, 5.42%, 01/20/2039	500,000	500,874
Galaxy XXII CLO Ltd.
Series 2016-22A, Class AR4, 4.70%, 04/16/2034	300,000	300,192
Great Wolf Trust
Series 2024-WOLF, 5.15%, 03/15/2039	500,000	501,557
GS Mortgage-Backed Securities Corp. Trust(b)
Series 2019-PJ2, Class A1, 4.27%, 11/25/2049(b)	23,446	21,944
GS Mortgage-Backed Securities Trust(b)
Series 2020-NQM1, Class A2, 1.84%, 09/27/2060(b)	85,674	83,381
Series 2026-PJ6, 6.07%, 09/25/2056(b)	997,742	968,329
Series 2026-PJ7, 5.53%, 10/25/2056(b)	991,637	987,113
Series 2026-PJ8, 5.20%, 11/25/2056	1,000,000	1,002,430
GSJP Trust
Series 2025-BEDS, Class A, 5.14%, 12/15/2042	500,000	498,232
GWT
Series 2024-WLF2, 5.30%, 05/15/2041	1,500,000	1,505,427
HERO Funding Trust
Series 2015-2A, Class A, 4.28%, 09/20/2040	7,465	7,231
HomeBanc Mortgage Trust
Series 2004-1, Class 2A, 4.68%, 08/25/2029	7,181	7,093

Invesco US CLO Ltd.
Series 2026-1A, Class C, 5.62%, 04/15/2039	400,000	$402,250
JP Morgan Mortgage Trust Series(b)
Series 2024-4, 6.90%, 10/25/2054(b)	969,681	987,064
Series 2024-8, 5.51%, 01/25/2055(b)	774,241	772,180
JP Morgan Mortgage Trust(b)
Series 2026-1, 5.52%, 07/25/2056(b)	274,011	273,103
JPMorgan Mortgage Trust(b)
Series 2016-4, Class A13, 3.86%, 10/25/2046(b)	302,835	274,561
Series 2017-5, Class B2, 4.70%, 10/26/2048(b)	557,078	559,791
Series 2018-8, Class A13, 4.36%, 01/25/2049(b)	87,605	80,388
Series 2019-1, Class A3, 4.31%, 05/25/2049(b)	32,293	29,948
Series 2019-2, Class A15, 4.27%, 08/25/2049(b)	18,657	17,457
Series 2019-5, Class A3, 4.27%, 11/25/2049(b)	24,002	22,469
Series 2019-8, Class A15, 3.88%, 03/25/2050(b)	11,730	10,579
Series 2019-LTV2, Class B3, 4.81%, 12/25/2049(b)	364,459	351,000
Series 2020-3, Class A15, 3.90%, 08/25/2050(b)	121,902	109,315
Series 2020-5, Class A15, 3.48%, 12/25/2050(b)	111,437	96,057
Series 2024-8, Class A9, 5.93%, 01/25/2055(b)	387,120	391,809
Series 2024-CCM1, Class A3, 5.52%, 04/25/2055(b)	451,737	450,241
JW Commercial Mortgage Trust
Series 2026-MRCO, 5.10%, 06/15/2039	1,000,000	1,004,038
KKR CLO Ltd.
Series 27A, Class CR2, 5.57%, 01/15/2035	775,000	775,583
LoanCore Issuer LLC
Series 2025-CRE9, 5.07%, 08/18/2042	1,000,000	1,003,692
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 3.75%, 07/20/2047	48,345	41,282
Series 2021-1GS, Class A, 3.33%, 01/20/2048	47,326	39,784
Series 2021-2GS, Class A, 3.41%, 03/20/2048	82,119	67,176
Madison Park Funding XXII Ltd.
Series 2016-22A, Class CR2, 5.61%, 01/15/2038	500,000	500,896
Magnetite XXXI Ltd.
Series 2021-31A, Class A1R, 4.67%, 07/15/2034	250,000	250,034
Series 2021-31A, Class DR, 6.02%, 07/15/2034	250,000	250,271
MF1 LLC
Series 2026-FL22, 5.03%, 11/18/2043	1,000,000	1,002,094
Mill City Mortgage Loan Trust(b)
Series 2017-2, Class M2, 3.31%, 07/25/2059(b)	200,000	196,105
Mill City Solar Loan Ltd.
Series 2019-2GS, Class A, 4.50%, 07/20/2043	204,632	184,845
MOO Securitization Trust(b)
Series 2026-RM2, Class A1B, 4.99%, 06/25/2066(b)	1,000,000	952,428
Morgan Stanley Capital I Trust(b)
Series 2022-L8, 4.27%, 04/15/2055(b)	1,500,000	1,375,453
Morgan Stanley Residential Mortgage Loan Trust(b)
Series 2024-3, Class A7, 5.97%, 07/25/2054(b)	572,744	575,723
Mosaic Solar Loan Trust
Series 2018-1A, Class A, 4.51%, 06/22/2043	20,166	18,962
Series 2018-2GS, Class B, 5.74%, 02/22/2044	15,305	13,615
Series 2020-2A, Class A, 2.43%, 08/20/2046	32,740	27,571
Series 2021-1A, Class B, 3.64%, 12/20/2046	40,126	30,949

Mosaic Solar Loans LLC
Series 2017-2A, Class A, 4.30%, 06/22/2043	519,097	$488,952
Navesink CLO Ltd.
Series 2024-2A, Class CR, 5.77%, 01/15/2036	250,000	247,973
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A, 3.42%, 01/15/2043	739	739
Neuberger Berman Loan Advisers CLO Ltd.
Series 2017-25A, Class CR2, 5.76%, 07/18/2038	1,000,000	1,001,831
Series 2019-33A, Class CR2, 5.66%, 04/16/2039	750,000	753,173
NYC Trust(b)
Series 2025-77C, Class B, 5.19%, 01/10/2036(b)	500,000	495,954
Oaktree CLO Ltd.
Series 2022-3A, Class CR, 5.76%, 10/15/2037	350,000	350,533
OBX Trust(b)
Series 2019-INV2, Class A25, 4.30%, 05/27/2049(b)	72,306	67,200
Palmer Square CLO Ltd.
Series 2021-1A, Class BR, 5.45%, 04/20/2038	250,000	251,135
Palmer Square Loan Funding Ltd.
Series 2024-3, 4.80%, 08/08/2032	325,000	324,812
Park Blue CLO Ltd.
Series 2023-IV, 5.46%, 01/25/2039	350,000	350,612
PCY Trust(b)
Series 2026-FCMT, Class A, 5.30%, 04/05/2041(b)	750,000	754,207
Planet Fitness Master Issuer LLC
Series 2022-1A, Class A2II, 4.42%, 12/05/2051	478,750	448,662
PMT Loan Trust(b)
Series 2025-J2, 5.52%, 08/25/2056(b)	758,667	756,154
Prime Mortgage Trust
Series 2007-1, Class A4, 6.88%, 03/25/2037	4,797	4,295
Provident Funding Mortgage Trust(b)
Series 2021-J1, Class A10, 3.20%, 10/25/2051(b)	400,000	249,694
RATE Mortgage Trust(b)
Series 2021-HB1, Class A31, 3.04%, 12/25/2051(b)	385,617	317,009
RCKT Mortgage Trust(b)
Series 2021-1, Class B3, 3.19%, 03/25/2051(b)	421,908	358,696
Renaissance Home Equity Loan Trust
Series 2005-3, Class AF4, 5.65%, 11/25/2035	11,542	11,535
Riverbank Park CLO Ltd.
Series 2024-1A, Class C, 5.46%, 01/25/2038	750,000	751,318
Sequoia Mortgage Trust(b)
Series 2019-4, Class A19, 3.88%, 11/25/2049(b)	62,966	56,827
Series 2019-5, Class A7, 3.89%, 12/25/2049(b)	273,973	246,626
Series 2024-3, Class A19, 5.95%, 04/25/2054(b)	136,288	137,474
Series 2025-2, Class A19, 5.95%, 03/25/2055(b)	378,011	380,961
Series 2026-6, 5.54%, 06/25/2056(b)	992,357	985,380
Series 2026-6, 5.09%, 06/25/2056(b)	992,357	974,145
Series 2026-7, 5.33%, 06/25/2056	1,000,000	992,714
SMB Private Education Loan Trust
Series 2021-A, 1.96%, 01/15/2053	1,072,665	990,030
Series 2022-B, 4.15%, 02/16/2055	1,275,022	1,229,184
Series 2022-C, 4.57%, 05/16/2050	1,134,380	1,119,904

Sofi Professional Loan Program Trust
Series 2018-D, Class A2FX, 3.62%, 02/25/2048	3,853	$3,840
Sound Point CLO XXVIII Ltd.
Series 2020-3A, Class A1R, 4.94%, 01/25/2032	148,761	148,946
Splitero Trust
Series 2026-1, 5.82%, 06/25/2056	1,000,000	989,640
Storm King Park CLO Ltd.
Series 2022-1A, Class CR, 5.66%, 10/15/2037	1,250,000	1,252,102
STWD LLC
Series 2025-FL4, Class AS, 5.33%, 11/19/2042	800,000	802,000
Sunnova Helios IX Issuer LLC
Series 2022-B, Class A, 6.12%, 08/20/2049	328,356	282,807
Sunnova Helios XI Issuer LLC
Series 2023-A, Class A, 5.72%, 05/20/2050	336,073	317,768
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A, 3.39%, 11/01/2055	166,548	146,187
Sunnova Sol III Issuer LLC
Series 2021-1, Class A, 3.26%, 04/28/2056	72,221	62,853
Sunrun Bacchus Issuer LLC
Series 2025-1A, Class A2A, 6.39%, 04/30/2060	294,904	295,628
Sunrun Xanadu Issuer LLC
Series 2019-1A, Class A, 4.17%, 06/30/2054	194,894	188,662
Symphony CLO XVI Ltd.
Series 2015-16A, Class ARR, 4.87%, 10/15/2031	8,205	8,208
Symphony CLO XX Ltd.
Series 2018-20A, Class AR2, 4.77%, 01/16/2032	65,189	65,285
Trafigura Securitisation Finance PLC
Series 2026-1A, Class B, 6.17%, 12/15/2029	350,000	350,267
UBS Commercial Mortgage Trust
Series 2019-C17, Class A4, 3.24%, 10/15/2052	60,000	56,604
Unlock HEA Trust
Series 2026-1, 5.91%, 06/25/2042	1,500,000	1,475,286
Washington Mutual Mortgage Pass-Through Certificates Trust(b)
Series 2005-AR11, Class A1C3, 5.01%, 08/25/2045	21,718	20,728
Series 2005-AR13, Class A1C3, 4.89%, 10/25/2045	10,644	10,329
Series 2006-AR12, Class 2A3, 3.91%, 10/25/2036(b)	10,615	9,900
Series 2006-AR6, Class 2A, 8.09%, 08/25/2046	109,574	63,695
Series 2007-HY2, Class 1A1, 4.33%, 12/25/2036(b)	78,905	73,233
Wells Fargo Alternative Loan Trust
Series 2007-PA2, Class 2A1, 4.69%, 06/25/2037	7,585	6,777
Wells Fargo Commercial Mortgage Trust(b)
Series 2017-C38, Class B, 4.11%, 07/15/2050(b)	437,000	416,775
Wells Fargo Mortgage Backed Securities Trust(b)
Series 2006-AR4, Class 2A4, 5.70%, 04/25/2036(b)	4,895	4,891
Series 2007-AR7, Class A1, 6.55%, 12/28/2037(b)	7,260	6,587
Wind River CLO Ltd.
Series 2024-1, 5.55%, 04/20/2037	1,350,000	1,351,395

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $80,371,982)		79,708,777

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.7%	Par	Value
Fannie Mae Interest Strip
Series 367, Class 2, 3.36%, 01/25/2036	1,876,873	$322,592
Series 407, Class C8, 4.99%, 01/25/2039	2,433,245	473,495
Series 427, Class C100, 20.36%, 01/25/2052(b)	3,115,507	408,118
Series 441, Class C2, 3.00%, 04/25/2039	2,447,044	227,654
Federal Home Loan Mortgage Corp. REMICs
Series 3318, Class KS, 33.74%, 05/15/2037	212,980	17,060
Series 3788, Class IO, 6.00%, 01/15/2041	3,655,068	745,794
Series 3879, Class SL, 88.56%, 01/15/2041	220,250	7,194
Series 3990, Class SG, 30.96%, 01/15/2042	5,927,328	544,204
Series 3998, Class SA, 27.10%, 02/15/2042	1,307,502	132,307
Series 4094, Class SP, 27.49%, 08/15/2042	4,740,864	403,974
Series 4120, Class CS, 55.05%, 10/15/2032	1,190,970	53,926
Series 4120, Class JS, 55.68%, 10/15/2032	947,079	42,393
Series 4143, Class MS, 26.90%, 12/15/2042	2,578,414	286,848
Series 4153, Class IB, 2.50%, 01/15/2028	219,820	2,385
Series 4517, Class KI, 0.00%, 04/15/2043	1,538,260	7,671
Series 4596, Class DI, 3.50%, 06/15/2046	1,720,177	303,371
Series 4619, Class KS, 18.03%, 06/15/2039	1,462,429	44,062
Series 4906, Class DI, 4.50%, 09/25/2049	4,287,674	879,557
Series 5013, Class IP, 2.00%, 09/25/2050	988,992	116,778
Series 5037, Class IO, 3.00%, 11/25/2050	1,863,490	338,486
Series 5095, Class BI, 3.50%, 04/25/2041	5,445,955	626,481
Series 5138, Class IB, 3.50%, 02/25/2050	17,323,630	3,684,807
Series 5619, Class IO, 5.50%, 05/15/2039	3,385,091	540,110
Series 5901, Class IL, 4.50%, 03/25/2051	15,088,395	3,441,225
Federal Home Loan Mortgage Corp. Strips
Series 239, Class S30, 31.96%, 08/15/2036	112,096	14,004
Series 365, Class C57, 3.50%, 11/15/2048	1,664,867	327,155
Series 365, Class C9, 3.50%, 05/15/2049	1,499,776	297,430
Series 389, Class C32, 2.50%, 07/15/2037	17,027,269	977,190
Series 389, Class C6, 3.50%, 10/15/2037	2,662,456	237,119
Federal National Mortgage Association REMICs
Series 2005-66, Class LS, 39.50%, 07/25/2035	418,547	30,601
Series 2006-60, Class YI, 33.74%, 07/25/2036	6,987,081	585,561
Series 2008-36, Class YI, 52.88%, 07/25/2036	389,774	25,486
Series 2010-59, Class NS, 34.84%, 06/25/2040	258,323	15,036
Series 2012-121, Class ID, 3.00%, 11/25/2027	306,032	4,057
Series 2012-144, Class SC, 26.13%, 01/25/2043	2,072,415	186,987
Series 2012-151, Class WS, 62.18%, 03/25/2042	658,581	26,033
Series 2012-30, Class SA, 28.61%, 04/25/2042	4,428,421	341,671
Series 2012-35, Class LS, 97.21%, 04/25/2041	893,032	26,254
Series 2013-130, Class SB, 28.76%, 01/25/2044	2,844,680	228,235
Series 2013-20, Class SK, 2.42%, 05/25/2041	186,250	1,001
Series 2013-67, Class IL, 6.50%, 07/25/2043	1,383,013	168,875
Series 2013-71, Class AI, 3.00%, 07/25/2028	411,774	7,135
Series 2014-38, Class S, 25.77%, 07/25/2044	3,731,372	341,406
Series 2016-29, Class SB, 24.53%, 05/25/2046	4,231,017	398,064
Series 2019-13, Class IB, 6.00%, 09/25/2039	953,660	189,211
Series 2020-14, Class AI, 3.50%, 03/25/2050	2,571,288	446,813

Freddie Mac Multiclass Certificates Series 2021-P011(b)
Series 2021-P011, Class X1, 17.68%, 09/25/2045(b)	1,039,630	$102,287
Freddie Mac Multifamily Structured Pass Through Certificates(b)
Series K-1518, Class X1, 17.08%, 10/25/2035(b)	1,252,371	69,227
Series KL06, Class XFX, 47.13%, 12/25/2029(b)	824,018	25,467
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5, Class M2, 5.27%, 01/25/2034	35,817	35,864
Freddie Mac STACR REMIC Trust 2021-HQA4
Series 2021-HQA4, Class B1, 7.29%, 12/25/2041	600,000	607,413
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1, Class M2, 8.63%, 03/25/2042	1,000,000	1,029,118
Freddie Mac STACR REMIC Trust 2024-HQA2
Series 2024-HQA2, Class M2, 5.40%, 08/25/2044	1,100,000	1,106,123
Freddie Mac STACR REMIC Trust 2026-DNA2
Series 2026-DNA2, Class M2, 5.21%, 03/25/2046	1,000,000	1,004,227
Freddie Mac STACR REMIC Trust 2026-HQA1
Series 2026-HQA1, Class M2, 5.12%, 05/25/2046	1,000,000	1,001,899
Government National Mortgage Association
Series 2015-20, Class CI, 3.50%, 02/20/2030	1,490,655	61,366
Series 2015-42, Class IY, 5.50%, 08/20/2039	60,898	1,222
Series 2015-60, Class PI, 4.00%, 04/20/2045	4,461,095	822,060
Series 2019-23, Class MT, 41.01%, 03/20/2042	1,999,504	29,251
Series 2019-78, Class IC, 4.50%, 06/20/2049	1,949,856	431,931
Series 2020-146, Class IM, 2.50%, 10/20/2050	6,451,004	963,698
Series 2020-79, Class IO, 3.50%, 06/20/2050	2,502,114	488,749
Series 2024-159, Class SA, 31.75%, 10/20/2054	61,998,675	3,693,339

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,555,234)		29,999,057

CORPORATE BONDS - 57.9%	Coupon	Maturity Date	Principal Amount	Value
Advertising & Marketing - 0.6%
Midas OpCo Holdings LLC	6.89%	08/15/2029	465,000	448,730
Omnicom Group, Inc.	4.71%	03/02/2029	456,000	450,194
Outfront Media Capital LLC / Outfront Media Capital Corp.	5.35%	01/15/2029	425,000	414,065
Outfront Media Capital LLC / Outfront Media Capital Corp.	6.02%	06/15/2034	475,000	474,367
				1,787,356

Aerospace & Defense - 0.7%
AAR Escrow Issuer LLC	5.84%	03/15/2029	190,000	194,278
Bombardier, Inc.	6.09%	06/15/2033	337,000	349,553
TransDigm, Inc.	5.70%	03/01/2029	425,000	432,008
TransDigm, Inc.	6.06%	03/01/2032	473,000	485,779
TransDigm, Inc.	6.19%	05/31/2033	345,000	348,550
TransDigm, Inc.	6.31%	01/31/2034	444,000	455,759
				2,265,927

Airlines - 0.2%
American Airlines, Inc.	6.40%	02/15/2028	230,000	232,991
American Airlines, Inc.(c)	5.65%	04/20/2029	425,000	$426,094
				659,085

Auto Parts Manufacturing - 1.0%
Adient Global Holdings Ltd.	6.89%	02/15/2033	682,000	703,923
American Axle & Manufacturing Holdings, Inc.	7.97%	10/15/2033	817,000	807,339
Clarios Global LP / Clarios US Finance Co.	6.35%	09/15/2032	318,000	324,513
Goodyear Tire & Rubber Co.	7.60%	07/15/2030	337,000	325,776
Goodyear Tire & Rubber Co.	8.69%	07/15/2032	240,000	242,063
Tenneco, Inc.	7.68%	11/17/2028	791,000	796,396
Tenneco, Inc.	7.68%	11/17/2028	50,000	50,341
				3,250,351

Automobiles Manufacturing - 1.4%
Ford Motor Credit Co. LLC	5.42%	03/08/2029	683,000	689,387
Ford Motor Credit Co. LLC	6.00%	11/07/2033	1,400,000	1,492,104
General Motors Financial Co., Inc.(d)	4.65%	04/04/2028	437,000	439,895
General Motors Financial Co., Inc.	5.46%	01/07/2035	405,000	417,097
Toyota Motor Corp.	4.55%	06/30/2030	1,000,000	996,494
Volkswagen Group of America Finance LLC	4.81%	09/11/2028	452,000	449,531
				4,484,508

Banks - 2.3%
CaixaBank SA(b)	4.99%	03/15/2030	585,000	598,450
Credit Agricol CIB Financial Solutions(d)	4.96%	11/27/2026	50,000	49,865
Fifth Third Bancorp(b)	4.79%	01/28/2028	250,000	250,664
Truist Financial Corp.(b)	4.90%	01/24/2030	584,000	594,029
Wells Fargo & Co.(b)	4.97%	07/25/2029	583,000	592,911
Wells Fargo & Co.(b)	6.05%	06/15/2174	5,011,000	5,072,481
				7,158,400

Biotechnology - 0.1%
Genmab A/S / Genmab Finance LLC	6.47%	12/15/2033	370,000	386,920

Cable & Satellite - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.	5.80%	02/01/2028	480,000	474,234
CCO Holdings LLC / CCO Holdings Capital Corp.	6.20%	06/01/2029	425,000	415,756
CCO Holdings LLC / CCO Holdings Capital Corp.	6.53%	08/15/2030	561,000	520,338
CCO Holdings LLC / CCO Holdings Capital Corp.	6.89%	05/01/2032	495,000	438,866
Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	01/15/2029	350,000	326,233
Charter Communications Operating LLC / Charter Communications Operating Capital	5.18%	03/30/2029	350,000	348,885
Charter Communications Operating LLC / Charter Communications Operating Capital	5.17%	06/01/2029	350,000	358,750
Charter Communications Operating LLC / Charter Communications Operating Capital	5.42%	04/01/2031	350,000	312,068
Charter Communications Operating LLC / Charter Communications Operating Capital	5.43%	02/01/2032	350,000	297,814
Charter Communications Operating LLC / Charter Communications Operating Capital	5.82%	04/01/2033	350,000	322,597
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.94%	08/15/2027	98,000	97,936

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	8.25%	02/01/2030	905,000	$922,224
Sirius XM Radio LLC	5.08%	08/01/2027	49,000	48,961
Sirius XM Radio LLC	5.33%	07/15/2028	450,000	438,538
Sirius XM Radio LLC	6.11%	04/15/2032	295,000	291,720
				5,614,920

Casinos & Gaming - 1.7%
Brightstar Lottery PLC	5.37%	01/15/2029	345,000	344,026
Caesars Entertainment, Inc.	5.93%	10/15/2029	233,000	224,038
Caesars Entertainment, Inc.	6.79%	02/15/2030	400,000	402,636
Caesars Entertainment, Inc.	7.00%	02/15/2032	120,000	117,270
Caesars Entertainment, Inc.	7.93%	10/15/2032	19,000	17,212
Light & Wonder International, Inc.	6.64%	09/01/2031	290,000	300,752
Light & Wonder International, Inc.	6.34%	10/01/2033	305,000	303,478
Melco Resorts Finance Ltd.	7.04%	04/17/2032	350,000	359,636
MGM Resorts International	5.06%	10/15/2028	640,000	635,821
MGM Resorts International	6.47%	04/15/2032	59,000	59,079
Pioneer Opco LLC	6.66%	05/15/2033	275,000	280,154
Scientific Games Holdings LP / Scientific Games US FinCo, Inc.	11.56%	03/01/2030	284,000	243,037
Station Casinos LLC	5.20%	02/15/2028	597,000	590,535
Voyager Parent LLC	8.02%	07/01/2032	431,000	455,943
Wynn Macau Ltd.	6.00%	08/26/2028	750,000	744,367
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.17%	03/15/2033	320,000	321,387
				5,399,371

Chemicals - 1.2%
Avient Corp.	5.95%	11/01/2031	305,000	309,138
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.91%	06/15/2027	350,000	349,479
Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2	6.93%	06/15/2033	200,000	202,155
Celanese US Holdings LLC	5.43%	11/15/2028	820,000	854,625
Celanese US Holdings LLC	6.42%	04/15/2033	66,000	67,201
Chemours Co.	5.62%	11/15/2028	38,000	38,106
Chemours Co.	5.62%	11/15/2028	525,000	526,462
Chemours Co.	7.77%	03/15/2034	435,000	437,510
GC Treasury Center Co. Ltd.	5.36%	03/30/2032	100,000	95,299
OCP SA	5.92%	05/02/2034	300,000	315,370
OCP SA(b)	6.76%	07/22/2174	200,000	199,540
Olin Corp.	5.94%	02/01/2030	193,000	187,214
				3,582,099

Commercial Finance - 0.9%
Avolon Holdings Funding Ltd.	4.70%	11/18/2027	617,000	599,224
Burford Capital Global Finance LLC	8.34%	04/15/2030	337,000	321,267
FTAI Aviation Ltd.	5.61%	05/01/2028	232,000	231,570
FTAI Aviation Ltd.	5.85%	04/15/2033	174,000	174,194
Macquarie Airfinance Holdings Ltd.	5.20%	03/17/2030	350,000	349,366
Macquarie Airfinance Holdings Ltd.	5.38%	03/26/2031	318,000	332,699
Midcap Financial Issuer Trust	6.55%	05/01/2028	575,000	574,524
Midcap Financial Issuer Trust	6.72%	01/15/2030	350,000	$338,132
				2,920,976

Communications Equipment - 0.2%
Motorola Solutions, Inc.	5.27%	08/15/2035	500,000	509,963
Viavi Solutions, Inc.	5.29%	10/01/2029	260,000	248,173
				758,136

Construction Materials Manufacturing - 1.2%
Ameritex Holdings LLC	6.81%	08/15/2033	521,000	544,791
Arcosa, Inc.	4.98%	04/15/2029	160,000	157,486
Arcosa, Inc.	6.01%	08/15/2032	158,000	164,953
Quikrete Holdings, Inc.	5.92%	03/01/2032	581,000	593,590
Sisecam UK PLC	8.05%	01/23/2033	500,000	508,250
Smyrna Ready Mix Concrete LLC	5.88%	11/01/2028	425,000	426,104
Smyrna Ready Mix Concrete LLC	7.61%	11/15/2031	612,000	645,555
Standard Industries, Inc.	5.20%	01/15/2028	425,000	422,211
Standard Industries, Inc.	5.90%	01/15/2031	459,000	413,435
				3,876,375

Consumer Finance - 2.7%
Ally Financial, Inc.	6.12%	02/14/2033	227,000	234,075
American Express Co.(b)	3.56%	09/15/2174	813,000	809,906
Capital One Financial Corp.(b)	4.98%	01/30/2032	360,000	355,491
CPI CG, Inc.	8.02%	07/15/2029	400,000	421,006
Fiserv, Inc.	4.80%	03/02/2028	591,000	597,118
Freedom Mortgage Corp.	9.91%	10/01/2030	388,000	418,941
Freedom Mortgage Holdings LLC	7.65%	02/01/2029	200,000	207,407
Freedom Mortgage Holdings LLC	7.98%	04/01/2032	183,000	186,295
Kaspi.KZ JSC	5.90%	04/28/2031	200,000	199,985
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.19%	08/01/2030	350,000	353,891
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	6.12%	07/15/2031	103,000	106,881
Navient Corp.	6.03%	03/15/2027	647,000	642,443
Navient Corp.	6.03%	03/15/2028	4,000	3,926
OneMain Finance Corp.	5.38%	09/15/2028	425,000	411,865
OneMain Finance Corp.	5.94%	11/15/2029	589,000	578,898
OneMain Finance Corp.	6.78%	03/15/2033	233,000	229,511
PennyMac Financial Services, Inc.	6.09%	02/15/2029	425,000	406,239
PennyMac Financial Services, Inc.	6.54%	12/15/2029	135,000	140,488
PennyMac Financial Services, Inc.	7.34%	02/15/2033	312,000	304,458
Rocket Cos., Inc.	5.63%	08/01/2030	370,000	376,566
Rocket Cos., Inc.	6.05%	08/01/2033	325,000	331,059
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.	6.69%	08/15/2032	275,000	275,866
SLM Corp.(b)	6.50%	05/15/2032	95,000	94,998
Starwood Property Trust, Inc.	5.44%	10/15/2028	135,000	134,442
Starwood Property Trust, Inc.	5.75%	08/15/2029	425,000	426,530
Starwood Property Trust, Inc.	5.84%	07/01/2030	61,000	62,410
				8,310,695

Consumer Products - 1.0%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC	6.59%	07/15/2030	1,400,000	$1,401,476
Energizer Holdings, Inc.	5.14%	06/15/2028	215,000	213,446
Energizer Holdings, Inc.	5.62%	03/31/2029	570,000	552,210
Energizer Holdings, Inc.	6.65%	09/15/2033	340,000	327,581
Perrigo Finance Unlimited Co.	7.01%	09/30/2032	473,000	452,034
				2,946,747

Consumer Services - 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl	5.31%	06/01/2028	580,000	572,882
Brink’s Co.	6.31%	06/15/2032	245,000	250,227
Cimpress PLC	7.15%	09/15/2032	405,000	409,560
Service Corp. International	4.94%	12/15/2027	100,000	99,568
Service Corp. International	5.65%	10/15/2032	199,000	200,052
Williams Scotsman, Inc.	5.06%	08/15/2028	325,000	322,156
Williams Scotsman, Inc.	5.83%	06/15/2029	425,000	434,045
Williams Scotsman, Inc.	6.55%	10/01/2031	101,000	104,643
				2,393,133

Containers & Packaging - 0.9%
Amcor Flexibles North America, Inc.(d)	4.57%	03/17/2028	598,000	600,249
Cascades, Inc. / Cascades USA, Inc.	5.31%	01/15/2028	663,000	663,643
Clydesdale Acquisition Holdings, Inc.	6.65%	04/15/2029	670,000	669,661
Clydesdale Acquisition Holdings, Inc.	7.37%	04/15/2032	353,000	342,894
Crown Americas LLC	5.75%	06/01/2033	175,000	176,191
Owens-Brockway Glass Container, Inc.	7.51%	05/15/2031	385,000	380,966
				2,833,604

Department Stores - 0.1%
Macy’s Retail Holdings LLC	5.85%	03/15/2030	200,000	200,191
Macy’s Retail Holdings LLC	6.00%	03/15/2032	55,000	55,317
				255,508

Design, Manufacturing & Distribution - 0.4%
Flex Ltd.	5.20%	01/15/2032	513,000	514,148
Imola Merger Corp.	5.40%	05/15/2029	752,000	739,059
				1,253,207

Diversified Banks - 0.1%
Credit Agricole SA(b)	5.01%	05/27/2031	400,000	403,593

Electrical Equipment Manufacturing - 0.6%
Emerald Borrower LP / Emerald Co-Issuer, Inc.	6.01%	12/15/2030	413,000	422,773
Gates Industrial Corp.	5.99%	07/01/2029	355,000	363,562
Sensata Technologies, Inc.	5.34%	02/15/2031	350,000	327,495
Solaris Energy Infrastructure LLC	6.07%	05/15/2031	275,000	278,467
WESCO Distribution, Inc.	5.63%	04/15/2034	392,000	388,789
				1,781,086

Entertainment Content - 0.5%
Discovery Global Holdings, Inc.	6.44%	03/15/2032	698,000	$626,783
Paramount Global(d)	6.44%	07/30/2030	215,000	225,936
Paramount Global(d)	7.76%	04/30/2036	286,000	268,824
Time Warner Cable Enterprises LLC(d)	6.41%	07/15/2033	200,000	221,949
Versant Media Group, Inc.	6.35%	01/30/2031	245,000	253,629
				1,597,121

Entertainment Resources - 0.5%
Cinemark USA, Inc.	5.33%	07/15/2028	425,000	424,316
Cinemark USA, Inc.	6.35%	08/01/2032	234,000	241,576
Gaia Purchaser, Inc.	7.38%	07/15/2033	170,000	172,244
SeaWorld Parks & Entertainment, Inc.	6.06%	08/15/2029	690,000	674,328
				1,512,464

Exploration & Production - 1.0%
Antero Resources Corp.	5.14%	03/01/2030	747,000	752,803
Civitas Resources, Inc.	7.65%	07/01/2031	44,000	45,980
CNX Resources Corp.	6.76%	01/15/2031	155,000	158,701
CNX Resources Corp.	6.59%	03/01/2032	28,000	28,866
Crescent Energy Co.	7.42%	04/01/2032	44,000	44,420
Crescent Energy Finance LLC	8.05%	10/15/2030	205,000	217,407
Hilcorp Energy I LP / Hilcorp Finance Co.	6.47%	04/15/2030	160,000	157,524
Hilcorp Energy I LP / Hilcorp Finance Co.	6.92%	04/15/2032	111,000	107,523
Northern Oil & Gas, Inc.	8.00%	06/15/2031	479,000	493,557
Permian Resources Operating LLC	5.86%	07/01/2029	390,000	390,152
SM Energy Co.	6.07%	08/01/2029	710,000	723,373
				3,120,306

Financial Services - 1.6%
First Eagle Holdings, Inc.	7.09%	08/15/2032	275,000	277,193
Focus Financial Partners, Inc.	6.62%	09/15/2031	738,000	742,127
Goldman Sachs Group, Inc.(b)	5.23%	10/24/2029	701,000	727,435
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	10.45%	11/15/2029	397,000	392,020
Jane Street Group LLC	5.28%	11/15/2029	100,000	97,615
Jane Street Group LLC	6.11%	11/01/2032	335,000	335,175
LPL Holdings, Inc.	4.97%	11/15/2027	537,000	534,591
MSD Investment Corp.	6.53%	05/31/2030	350,000	346,718
PRA Group, Inc.	7.11%	02/01/2028	717,000	730,379
PRA Group, Inc.	6.86%	10/01/2029	63,000	59,640
VFH Parent LLC / Valor Co-Issuer, Inc.	6.39%	06/15/2031	467,000	488,715
WS Escrow LLC	7.23%	06/01/2033	275,000	282,643
				5,014,251

Food & Beverage - 1.7%
BellRing Brands, Inc.	6.98%	03/15/2030	415,000	415,227
Fiesta Purchaser, Inc.	7.63%	03/01/2031	551,000	556,194
Industrial F&B Investments III, Inc.	7.37%	02/11/2033	375,000	382,359
Pilgrim’s Pride Corp.	5.21%	04/15/2031	1,400,000	1,343,881
Pilgrim’s Pride Corp.	5.31%	03/01/2032	365,000	333,032
Post Holdings, Inc.	5.56%	04/15/2030	329,000	318,564
Post Holdings, Inc.	6.51%	03/01/2033	631,000	626,485

Post Holdings, Inc.	6.49%	10/15/2034	311,000	$306,192
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.07%	04/01/2029	40,000	40,178
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	5.27%	04/30/2029	425,000	415,125
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed	6.00%	03/01/2029	632,000	610,918
				5,348,155

Health Care Facilities & Services - 1.9%
Acadia Healthcare Co., Inc.	5.72%	07/01/2028	464,000	462,131
Acadia Healthcare Co., Inc.	5.58%	04/15/2029	405,000	398,996
Community Health Systems, Inc.	6.93%	05/15/2030	294,000	277,489
Concentra Group Holdings Parent, Inc.	6.13%	07/15/2032	606,000	628,428
DaVita, Inc.	5.51%	06/01/2030	405,000	392,516
DaVita, Inc.	6.17%	07/15/2033	201,000	207,523
Global Medical Response, Inc.	6.64%	10/01/2032	659,000	683,317
LifePoint Health, Inc.	8.29%	08/15/2030	495,000	521,913
LifePoint Health, Inc.	7.44%	02/15/2032	209,000	217,861
Select Medical Corp.	6.79%	12/01/2032	450,000	437,442
Sotera Health Holdings LLC	6.52%	06/01/2031	426,000	441,181
Tenet Healthcare Corp.	5.84%	11/15/2033	1,190,000	1,201,294
				5,870,091

Home & Office Products Manufacturing - 0.6%
Newell Brands, Inc.	5.48%	09/15/2027	775,000	783,010
Newell Brands, Inc.	5.97%	06/01/2028	594,000	620,922
Somnigroup International, Inc.	5.65%	10/15/2031	358,000	329,309
				1,733,241

Home Improvement - 0.1%
Whirlpool Corp.	7.13%	07/01/2031	145,000	147,212
Whirlpool Corp.	7.74%	07/01/2034	145,000	146,149
				293,361

Homebuilders - 0.1%
Weekley Homes LLC / Weekley Finance Corp.	5.51%	09/15/2028	231,000	227,994

Industrial Other - 1.1%
Albion Financing 1 SARL / Aggreko Holdings, Inc.	5.95%	05/21/2030	305,000	316,007
Analog Devices, Inc.	6.79%	07/15/2034	275,000	280,718
APi Group DE, Inc.	5.89%	06/01/2034	290,000	287,424
Core & Main LP	5.93%	07/01/2034	225,000	226,010
EquipmentShare.com, Inc.	7.48%	03/15/2033	587,000	602,898
Global Infrastructure Solutions, Inc.	6.47%	04/15/2032	244,000	255,928
Herc Holdings, Inc.	6.01%	06/15/2030	229,000	236,912
Herc Holdings, Inc.	6.47%	06/15/2033	194,000	202,401
Jacobs Solutions, Inc.	5.57%	03/03/2036	634,000	624,787
United Rentals North America, Inc.	5.68%	03/15/2034	280,000	287,751
				3,320,836

Integrated Oils - 0.2%
Ecopetrol SA	7.21%	01/19/2036	500,000	$539,563

Internet Media - 0.4%
Match Group Holdings II LLC	5.34%	06/01/2028	217,000	214,194
Match Group Holdings II LLC	5.73%	02/15/2029	535,000	533,639
Snap, Inc.	7.41%	03/15/2034	538,000	521,300
				1,269,133

Leisure Products Manufacturing - 0.1%
Acushnet Co.	5.67%	12/01/2033	285,000	284,155

Life Insurance - 0.9%
CNO Global Funding(d)	4.90%	09/08/2028	606,000	599,467
Corebridge Global Funding(d)	4.72%	08/21/2028	604,000	598,315
Equitable Financial Life Global Funding(d)	4.87%	03/27/2030	504,000	506,236
MassMutual Global Funding II(d)	4.75%	04/01/2031	350,000	349,200
RGA Global Funding(d)	4.73%	08/25/2028	603,000	598,329
				2,651,547

Machinery Manufacturing - 0.6%
Amsted Industries, Inc.	6.16%	03/15/2033	210,000	212,472
CNH Industrial NV	4.70%	04/20/2029	582,000	588,002
Regal Rexnord Corp.	4.94%	02/15/2030	355,000	370,832
Regal Rexnord Corp.	5.26%	04/15/2033	365,000	388,589
Terex Corp.	5.97%	10/15/2032	177,000	179,534
				1,739,429

Managed Care - 0.5%
Centene Corp.	5.47%	02/15/2030	575,000	535,875
Centene Corp.	5.60%	03/01/2031	362,000	316,471
Humana, Inc.	4.65%	03/01/2028	589,000	599,288
				1,451,634

Medical Equipment & Devices Manufacturing - 0.7%
Bausch + Lomb Corp.	6.97%	10/01/2028	245,000	252,044
Embecta Corp.	12.80%	02/15/2030	515,000	401,250
Insulet Corp.	6.22%	04/01/2033	493,000	500,442
Medline Borrower LP	5.45%	10/01/2029	400,000	397,698
Solventum Corp.	4.68%	03/01/2029	586,000	596,531
				2,147,965

Metals & Mining - 1.2%
Capstone Copper Corp.	6.49%	03/31/2033	375,000	380,310
Cleveland Electric Illuminating Co.	5.90%	03/01/2029	107,000	103,679
Cleveland Electric Illuminating Co.	7.65%	01/15/2034	175,000	174,780
Cleveland-Cliffs, Inc.	6.55%	11/01/2029	1,166,000	1,177,035
Coeur Mining, Inc.	6.33%	04/01/2032	310,000	317,972
Commercial Metals Co.	5.84%	11/15/2033	197,000	195,932
Commercial Metals Co.	6.03%	12/15/2035	217,000	216,593
Constellium SE	5.22%	04/15/2029	318,000	306,004

Corp. Nacional del Cobre de Chile	5.40%	01/08/2034	214,000	$221,192
Corp. Nacional del Cobre de Chile	5.59%	01/26/2036	200,000	212,398
Novelis Corp.	5.77%	01/30/2030	493,000	476,900
				3,782,795

Oil & Gas Services & Equipment - 0.6%
Archrock Services LP / Archrock Partners Finance Corp.	6.09%	02/01/2034	240,000	238,670
Kodiak Gas Services LLC	5.82%	04/01/2031	310,000	310,695
Schlumberger Holdings Corp.	4.57%	06/26/2030	1,000,000	930,848
Transocean Aquila Ltd.(c)	6.73%	09/30/2028	20,646	21,187
Transocean International Ltd.	7.00%	10/15/2032	375,000	391,535
				1,892,935

Pharmaceuticals - 0.1%
Jazz Securities DAC	5.22%	01/15/2029	306,000	299,899

Pipeline - 1.7%
Antero Midstream Corp.	5.47%	06/15/2029	170,000	169,547
Delek Logistics Partners LP / Delek Logistics Finance Corp.	7.00%	03/15/2029	214,000	222,464
Delek Logistics Partners LP / Delek Logistics Finance Corp.	7.02%	06/30/2033	140,000	142,715
Delek Logistics Partners LP / Delek Logistics Finance Corp.	6.94%	06/01/2034	350,000	348,535
Energy Transfer LP(b)	6.90%	05/15/2175	380,000	392,445
Esentia Energy Development SAB de CV	6.11%	07/30/2033	200,000	200,135
Global Partners LP / GLP Finance Corp.	7.19%	01/15/2032	458,000	479,891
Green Palm Bidco Sarl(c)	5.81%	06/30/2041	325,000	329,672
Howard Midstream Energy Partners LLC	6.64%	07/15/2032	130,000	134,716
Kinetik Holdings LP	5.69%	06/15/2030	350,000	352,279
Northriver Midstream Finance LP	6.48%	07/15/2032	270,000	273,576
Summit Midstream Holdings LLC	7.17%	10/31/2029	520,000	542,167
Venture Global LNG, Inc.	6.20%	02/01/2029	425,000	458,028
Venture Global LNG, Inc.	6.35%	01/15/2030	100,000	102,039
Venture Global LNG, Inc.	7.38%	06/01/2031	456,000	474,448
Venture Global Plaquemines LNG LLC	5.80%	01/15/2034	409,000	426,378
Venture Global Plaquemines LNG LLC	5.91%	01/15/2036	180,000	190,946
				5,239,981

Power Generation - 1.6%
Alpha Generation LLC	6.38%	10/15/2032	425,000	433,005
Capital Power US Holdings, Inc.	4.89%	06/01/2028	589,000	592,913
COX Asset Mexico SA de CV	6.78%	01/08/2032	275,000	279,345
Generadora de Gatun SA(c)	6.53%	09/30/2044	200,000	207,170
Liberty Utilities Co.	4.77%	01/31/2029	586,000	597,318
Liberty Utilities Co.	5.43%	01/31/2034	516,000	529,779
NRG Energy, Inc.	5.32%	06/15/2029	425,000	424,219
NRG Energy, Inc.	5.69%	07/15/2029	510,000	510,785
NRG Energy, Inc.	6.05%	11/01/2034	224,000	226,904
PSEG Power LLC	5.42%	05/15/2035	448,000	458,173
Vistra Operations Co. LLC	5.02%	05/01/2029	350,000	344,130
Vistra Operations Co. LLC	6.69%	10/15/2031	417,000	436,485
				5,040,226

Property & Casualty Insurance - 1.1%
Acrisure LLC	8.96%	11/06/2030	653,000	$619,248
Alliant Holdings Intermediate LLC / Alliant Holdings C-Issuer	6.25%	04/15/2028	425,000	428,583
Alliant Holdings Intermediate LLC / Alliant Holdings C-Issuer	6.53%	10/01/2031	861,000	859,790
Brown & Brown, Inc.	4.69%	06/23/2028	593,000	593,107
Panther Escrow Issuer LLC	7.22%	06/01/2031	932,000	928,336
RLI Corp.	5.74%	06/01/2036	32,000	31,126
				3,460,190

Publishing & Broadcasting - 0.6%
Gray Media, Inc.	10.41%	07/15/2032	223,000	215,285
Lamar Media Corp.	5.32%	02/15/2030	275,000	263,136
McGraw-Hill Education, Inc.	5.92%	08/01/2028	745,000	742,490
Nexstar Media, Inc.	5.67%	11/01/2028	584,000	572,363
				1,793,274

Real Estate - 2.9%
Crown Castle, Inc.	4.75%	06/01/2029	1,454,000	1,487,239
Extra Space Storage, Inc.	5.23%	01/15/2035	500,000	504,068
GLP Capital LP / GLP Financing II, Inc.	5.17%	01/15/2030	1,406,000	1,353,235
Iron Mountain, Inc.	5.29%	03/15/2028	470,000	469,680
Iron Mountain, Inc.	5.50%	09/15/2029	425,000	417,278
Iron Mountain, Inc.	6.17%	01/15/2035	140,000	140,776
Kite Realty Group LP	4.50%	10/01/2026	455,000	454,434
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	5.70%	05/15/2029	425,000	415,830
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	6.23%	02/01/2030	562,000	575,803
Rexford Industrial Realty LP	5.04%	09/01/2031	3,101,000	2,697,597
RHP Hotel Properties LP / RHP Finance Corp.(e)	6.07%	07/15/2028	200,000	204,464
RHP Hotel Properties LP / RHP Finance Corp.	5.97%	06/15/2033	198,000	203,857
				8,924,261

Refining & Marketing - 1.1%
Murphy Oil USA, Inc.	5.29%	09/15/2029	255,000	251,013
Murphy Oil USA, Inc.	5.81%	06/01/2034	65,000	65,246
Sunoco LP / Sunoco Finance Corp.	6.00%	09/15/2028	90,000	91,840
Sunoco LP / Sunoco Finance Corp.	5.25%	05/15/2029	450,000	441,065
Sunoco LP / Sunoco Finance Corp.	5.32%	04/30/2030	83,000	80,680
Sunoco LP	5.91%	05/01/2029	455,000	467,765
Sunoco LP	6.09%	03/15/2034	91,000	89,819
Valero Energy Corp.	5.33%	03/10/2036	1,926,000	1,900,287
				3,387,715

Restaurants - 0.1%
Yum! Brands, Inc.	5.26%	03/15/2031	419,000	390,755

Retail - Consumer Discretionary - 1.3%
Advance Auto Parts, Inc.	6.26%	08/01/2030	153,000	157,004
Advance Auto Parts, Inc.	6.71%	08/01/2033	230,000	238,541
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.28%	07/15/2027	51,000	51,241
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.40%	07/15/2027	54,000	54,190

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.72%	04/01/2028	510,000	$501,889
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	6.16%	03/01/2029	31,000	30,407
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	7.72%	02/15/2031	366,000	369,891
Bath & Body Works, Inc.(d)	6.71%	07/01/2036	397,000	398,077
Belron UK Finance PLC	5.57%	10/15/2029	215,000	216,128
Builders Firstsource, Inc.	6.06%	06/15/2032	404,000	410,363
Gap, Inc.	5.85%	10/01/2031	380,000	346,519
QXO Building Products, Inc.	6.04%	07/15/2031	75,000	76,487
QXO Building Products, Inc.	6.42%	07/15/2034	60,000	61,689
Sally Holdings LLC / Sally Capital, Inc.	6.28%	04/01/2032	283,000	289,301
Victoria’s Secret & Co.	5.54%	07/15/2029	439,000	427,875
Wand NewCo 3, Inc.	6.86%	01/30/2032	409,000	423,276
				4,052,878

Retail - Consumer Staples - 0.1%
Performance Food Group, Inc.	5.92%	03/01/2034	295,000	289,749

Semiconductors - 0.2%
Entegris, Inc.	5.19%	04/15/2029	350,000	346,077
Entegris, Inc.	5.62%	06/15/2030	285,000	288,298
				634,375

Software & Services - 5.1%
Amentum Holdings, Inc.	6.63%	08/01/2032	265,000	273,123
CACI International, Inc.	6.11%	06/15/2033	265,000	268,928
Cloud Software Group, Inc.	7.64%	03/31/2029	1,373,000	1,334,710
CoreWeave, Inc.	8.99%	06/01/2030	439,000	442,693
Fair Isaac Corp.	5.15%	06/15/2028	125,000	122,361
Fair Isaac Corp.	6.26%	05/15/2033	55,000	54,217
Fortress Intermediate 3, Inc.	7.05%	06/01/2031	223,000	227,156
Gen Digital, Inc.	6.50%	04/01/2033	340,000	335,334
McAfee Corp.	12.63%	02/15/2030	185,000	157,409
OAK-Eagle Acquireco, Inc.	6.44%	07/01/2033	255,000	266,425
OAK-Eagle Acquireco, Inc.	7.70%	07/01/2034	421,000	447,070
Open Text Holdings, Inc.	6.75%	02/15/2030	414,000	379,529
Oracle Corp.	4.86%	08/03/2028	448,000	447,487
Oracle Corp.	5.12%	02/04/2029	455,000	448,779
Playtika Holding Corp.	8.55%	03/15/2029	250,000	224,466
Roper Technologies, Inc.	4.60%	09/15/2028	925,000	918,254
Salesforce, Inc.	4.65%	03/15/2029	600,000	599,991
Salesforce, Inc.	4.93%	09/15/2031	3,220,000	3,216,340
Salesforce, Inc.	5.56%	03/15/2036	5,010,000	5,005,716
UKG, Inc.	7.61%	02/01/2031	605,000	588,100
				15,758,088

Sovereigns - 0.2%
Chile Government International Bond	5.07%	01/05/2036	251,125	248,865
Colombia Government International Bond	5.80%	04/15/2031	250,000	222,375
				471,240

Supermarkets & Pharmacies - 0.2%
Albertsons Cos., Inc.	5.47%	03/15/2029	427,000	406,094
Albertsons Cos., Inc.	6.52%	03/31/2034	270,000	$257,436
				663,530

Transportation & Logistics - 0.2%
Allison Transmission, Inc.	5.92%	12/01/2033	294,000	293,198
Stonepeak Nile Parent LLC	6.48%	03/15/2032	325,000	336,794
				629,992

Travel & Lodging - 1.1%
Carnival Corp.	5.54%	08/01/2032	343,000	346,648
Hilton Domestic Operating Co., Inc.	5.68%	09/15/2033	435,000	436,845
Hyatt Hotels Corp.	4.65%	03/30/2028	746,000	750,903
NCL Corp. Ltd.	6.62%	01/15/2031	150,000	145,695
NCL Corp. Ltd.	6.79%	02/01/2032	958,000	956,371
Royal Caribbean Cruises Ltd.	5.12%	07/15/2027	445,000	446,156
Viking Cruises Ltd.	5.83%	10/15/2033	418,000	419,078
				3,501,696

Utilities - 3.6%
Black Hills Corp.	4.75%	10/15/2029	1,172,000	1,112,025
CMS Energy Corp.(b)	4.20%	12/01/2050	85,000	79,178
Comision Federal de Electricidad	6.41%	01/24/2035	370,000	371,014
DTE Energy Co.	4.62%	03/01/2029	738,000	746,717
Eversource Energy	4.87%	03/15/2031	500,000	451,677
Eversource Energy(b)	6.34%	08/15/2056	2,076,000	2,078,508
IPALCO Enterprises, Inc.	5.05%	05/01/2030	423,000	411,271
NiSource, Inc.(b)	6.67%	11/30/2054	351,000	363,373
NiSource, Inc.(b)	6.12%	03/31/2055	354,000	366,134
PG&E Corp.(b)	6.87%	09/15/2056	133,000	132,595
Public Service Enterprise Group, Inc.	4.75%	08/15/2030	936,000	826,647
Public Service Enterprise Group, Inc.	5.17%	03/15/2035	500,000	508,012
Sempra(b)	4.18%	04/01/2052	780,000	773,846
Southern Co.(b)	3.76%	09/15/2051	1,420,000	1,417,969
Talen Energy Supply LLC	6.33%	02/01/2034	562,000	559,410
Xcel Energy, Inc.(b)	5.83%	12/03/2056	1,123,000	1,110,166
				11,308,542

Waste & Environment Services & Equipment - 0.4%
Clean Harbors, Inc.	5.28%	07/15/2029	200,000	199,126
Clean Harbors, Inc.(e)	6.00%	02/01/2031	40,000	40,586
GFL Environmental Holdings US, Inc.	5.84%	02/01/2034	63,000	61,697
GFL Environmental, Inc.	5.31%	06/15/2029	85,000	83,713
GFL Environmental, Inc.	5.32%	08/15/2029	233,000	226,729
Waste Pro USA, Inc.	6.51%	02/01/2033	460,000	471,868
				1,083,719

Wireless Telecommunications Services - 0.2%
Millicom International Cellular SA	6.14%	04/27/2031	200,000	186,500
VMED O2 UK Financing I PLC	9.21%	07/15/2031	213,000	175,378
VMED O2 UK Financing I PLC	9.98%	04/15/2032	200,000	180,755
VMED O2 UK Financing I PLC	9.96%	01/15/2033	200,000	$169,676
				712,309

Wireline Telecommunications Services - 1.9%
Beacon Point DC LLC(c)	6.02%	11/30/2042	755,000	763,233
Cipher Mining, Inc.(c)	6.05%	11/15/2030	320,000	333,073
GCI LLC	6.96%	10/15/2028	334,000	318,604
HUT 8 DC LLC(c)	6.05%	11/15/2042	1,300,000	1,319,567
Level 3 Financing, Inc.	6.37%	06/30/2033	519,000	533,556
Level 3 Financing, Inc.	7.14%	02/15/2037	95,000	97,537
Meridian Arc Holdco LLC	6.18%	04/30/2031	310,000	310,951
RD Michigan Property Owner I LLC(c)	7.52%	03/30/2045	1,630,000	1,626,645
SV RNO Property Owner 1 LLC(c)	6.22%	03/01/2031	264,000	260,390
WULF Compute LLC	6.37%	10/15/2030	414,000	435,096
				5,998,652

TOTAL CORPORATE BONDS (Cost $179,042,609)				179,760,044

PURCHASED CURRENCY OPTIONS - 0.0%(f)(g)(h)(i)	Counterparty	Notional	Value
FX Volatility Options - 0.0%(a)
Usdinr., Expiration 6/9/2027; Exercise Price: $1	Morgan Stanley	3,967,000	(1,699)
Usdeur C1., Expiration: 9/22/2026; Exercise Price: $1.13	Nomura	1,023,000	4,281

TOTAL PURCHASED CURRENCY OPTIONS (Cost $9,222)			2,582

PURCHASED SWAPTIONS - 0.0%
Receiver Forward Premium Swaptions - 0.0%(a)

Description	Notional Amount		Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Premiums Received	Value
Put on 10-Year Interest Rate Swap, 6-Mo Euribor, Expiration: 5/6/2031; Exercise Rate: 3.411%	EUR	3,116,400	Morgan Stanley	Receive	5/6/2041	$160,650	$13,466
Call on 30-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 5/28/2027; Exercise Rate: 17.700%	USD	740,000	Barclays	Receive	5/28/2057	—	8,025
							21,491

Payer Forward Premium Swaptions - 0.0%(a)
Call on 10-Year Interest Rate Swap, 6-Mo Euribor, Expiration: 5/6/2031; Exercise Rate: 3.411%	EUR	3,116,400	Morgan Stanley	Pay	5/6/2041	160,650	(23,346)
Put on 30-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 5/25/2027; Exercise Rate: 18.000%	USD	5,914,400	Barclays	Pay	5/25/2057	—	47,749
							24,403
TOTAL PURCHASED SWAPTIONS (Cost $0)							45,894

U.S. TREASURY SECURITIES - 1.9%	Principal Amount	Value
United States Treasury Note/Bond
4.91%, 05/15/2046	$525,000	531,029
4.19%, 06/30/2031	4,120,500	4,109,394
4.42%, 05/15/2036	525,000	523,154
4.90%, 02/15/2056	675,000	658,916
TOTAL U.S. TREASURY SECURITIES (Cost $5,815,632)		5,822,493

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
BNY Mellon Cash Reserve Fund, 0.01%(j)	1,006,013	1,006,013

TOTAL SHORT-TERM INVESTMENTS (Cost $1,006,013)		1,006,013

TOTAL INVESTMENTS - 97.8% (Cost $303,484,492)		$303,647,665
Other Assets in Excess of Liabilities - 2.2%		6,853,455
TOTAL NET ASSETS - 100.0%		$310,501,120

Percentages are stated as a percent of net assets.

JSC	Joint Stock Company
PLC	Public Limited Company

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.
(c)	Sinkable security.
(d)	At maturity security. Interest is paid in full at the maturity date.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $245,050 or 0.1% of the Fund’s net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(i)	Non-income producing security.
(j)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.

Voya Multi-Sector Income ETF

Schedule of Forward Foreign Currency Contracts

June 30, 2026 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	35,177,352	USD	2,018,429	Morgan Stanley	09/04/26	$(16,502)

SEK	16,177,398	USD	1,660,568	Morgan Stanley	08/14/26	15,275

EGP	24,290,436	USD	464,001	Bank of America	07/21/26	29,808

EGP	30,451,796	USD	558,749	Morgan Stanley	07/14/26	60,316

EUR	29,029	USD	32,975	Morgan Stanley	08/14/26	277

EUR	33	USD	37	Morgan Stanley	08/14/26	0

USD	1,688,915	NOK	16,657,055	Morgan Stanley	08/14/26	6,686

						$95,860

Voya Multi-Sector Income ETF
Schedule of Written Options Contracts
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - 0.0%(b)(c)	Counterparty	Notional	Value

FX Volatility Options - 0.0%(a)
Eurhuf., Expiration 05/28/2027; Exercise Price: $0.87	Morgan Stanley	20,000	$(1,985)
			(1,985)

Receiver Forward Premium Swaptions - 0.0%(a)
Description	Notional Amount		Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Premiums Received	Value
Put on 10-Year Interest Rate Swap, 6-Mo Euribor, Expiration: 5/6/2031; Exercise Rate: 3.177%	EUR	2,968,000	Morgan Stanley	Receive	05/06/2041	98,686	$27,528
Put on 30-Year Interest Rate Swap, USD-SOFR-COMPOUND, Expiration: 2/25/2031; Exercise Rate: 4.120%	USD	3,000,000	Nomura	Receive	02/25/2061	339,750	329
Put on 1-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 4/10/2028; Exercise Rate: 3.440%	USD	7,500,000	Morgan Stanley	Receive	04/10/2029	38,250	12,877
Put on 30-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 4/14/2031; Exercise Rate: 4.240%	USD	747,000	Morgan Stanley	Receive	04/14/2061	85,158	5,267
Put on 10-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 5/27/2036; Exercise Rate: 4.722%	USD	939,000	Bank of America	Receive	05/27/2046	76,669	(4,001)
Put on 10-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 5/28/2036; Exercise Rate: 4.700%	USD	1,597,000	Bank of Montreal	Receive	05/28/2046	129,117	8,454
Put on 10-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 6/12/2036; Exercise Rate: 4.655%	USD	1,494,000	Nomura	Receive	06/12/2046	120,715	(4,058)
Put on 1-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 6/16/2027; Exercise Rate: 4.500%	USD	29,879,000	Bank of Montreal	Receive	06/16/2028	49,599	(5,027)
							41,369
Payer Forward Premium Swaptions - 0.0%(a)
Call on 10-Year Interest Rate Swap, 6-Mo Euribor, Expiration: 5/8/2028; Exercise Rate: 3.177%	EUR	2,968,000	Morgan Stanley	Pay	05/8/2038	98,686	(10,718)
Call on 30-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 2/25/2031; Exercise Rate: 4.120%	USD	3,000,000	Nomura	Pay	02/25/2061	339,750	23,396
Call on 1-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 4/10/2028; Exercise Rate: 3.440%	USD	7,500,000	Morgan Stanley	Pay	04/10/2029	38,250	(13,399)
Call on 30-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 4/14/2031; Exercise Rate: 4.240%	USD	747,000	Morgan Stanley	Pay	04/14/2061	85,158	(1,618)
Call on 10-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 5/27/2036; Exercise Rate: 4.722%	USD	939,000	Bank of America	Pay	05/27/2046	76,669	5,911
Call on 10-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 5/28/2036; Exercise Rate: 4.700%	USD	1,597,000	Bank of Montreal	Pay	05/28/2046	129,117	(6,501)
Call on 10-Year Interest Rate Swap, USD_SOFR_COMPOUND, Expiration: 6/12/2036; Exercise Rate: 4.655%	USD	1,494,000	Nomura	Pay	06/12/2046	120,715	6,261
							3,332

Payer Interest Rate Swaptions - 0.0%(a)
Description	Contract	Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Premiums Received	Value
Put on 1-Year Interest Rate Swap, 1D SONIA, Expiration: 7/14/2027; Exercise Rate: 4.500%	20,915,000	Morgan Stanley	Pay	07/15/2026	19,137	$(8)
						(8)
Payer Credit Default Swaptions - 0.0%(a)
ITRAXX Series 45, Expiration: 6/20/2031; Exercise Rate: 65%	15,000,000	Bank of America	Receive	07/16/2026	22,800	(1,053)
CDX North American High Yield Series 46 Index, Expiration: 6/20/2031; Exercise Rate: 106.5%	3,000,000	Morgan Stanley	Receive	08/20/2026	19,025	(11,155)
CDX North American High Yield Series 46 Index, Expiration: 6/20/2031; Exercise Rate: 106%	6,204,000	Morgan Stanley	Receive	08/19/2026	42,994	(18,388)
						(30,596)

TOTAL WRITTEN OPTIONS (Premiums received $1,911,108)						12,112

Percentages are stated as a percent of net assets.

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	Exchange-traded.
(c)	100 shares per contract.

Voya Multi-Sector Income ETF
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

The Voya Multi-Sector Income ETF had the following futures contracts outstanding with Morgan Stanley & Co., LLC as of June 30, 2026:

FUTURES CONTRACTS - 0.0%(a)
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	368	09/21/2026	40,439,750	$244,295
U.S. Treasury 2 Year Note	1,228	09/30/2026	253,131,093	(38,694)
U.S. Treasury 5 Year Note	556	09/30/2026	59,518,063	73,439
				279,040

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(35)	09/21/2026	(3,972,500)	(97,840)
U.S. Treasury Ultra Long 10 Year Note	(128)	09/21/2026	(14,396,000)	(185,164)
U.S. Treasury Ultra Long Bond	(12)	09/21/2026	(1,393,875)	(1,714)
				(284,718)

Net Unrealized Appreciation (Depreciation)				(5,678)

(a)	Does not round to 0.1% or (0.1)%, as applicable.

  Voya Multi-Sector Income ETF

Schedule of Swaps Contracts

June 30, 2026 (Unaudited)

CENTRALLY CLEARED SWAPS
CREDIT DEFAULT SWAPS (0.4%)
Reference Entity	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value		Unamortized Upfront payments/ (receipts)	Value / Unrealized Appreciation (Depreciation)
CDX High Yield Index Series 46, Version 1	Receive	5%	Quarterly	06/20/2031	33,334,937		949,137	$1,489,804
CDX Investment Grade Index Series 46, Version 1	Receive	1%	Quarterly	06/20/2031	48,000,000		782,282	320,846
CDX Emerging Markets Index Series 44, Version 1	Receive	1%	Quarterly	12/20/2030	30,000,000		615,579	(507,503)
								1,303,147

INTEREST RATE SWAPS -0.6%
Rate Received	Payment Frequency	Rate Paid	Payment Frequency	Maturity Date	Notional Amount		Upfront payments/ (receipts)	Value / Unrealized Appreciation (Depreciation)
4.53%	Annually	1D AONIA-OIS-COMPOUND	Annually	03/19/2029	AUD	2,600,000	—	10,569
4.59%	Annually	1D AONIA-OIS-COMPOUND	Annually	04/08/2029	AUD	5,450,000	—	28,019
13.90%	Annually	1D CETIP-OIS-COMPOUND	Annually	01/02/2029	BRL	11,282,236	—	(8,400)
2.70%	Semi-annually	1D CORRA-OIS-COMPOUND	Semi-annually	03/17/2029	CAD	2,500,000	—	1,781
2.78%	Semi-annually	1D CORRA-OIS-COMPOUND	Semi-annually	03/20/2028	CAD	2,900,000	—	10,437
2.80%	Semi-annually	1D CORRA-OIS-COMPOUND	Semi-annually	04/01/2029	CAD	6,700,000	—	17,803
2.59%	Annually	EUROSTR-OIS-COMPOUND	Annually	03/26/2028	EUR	3,900,000	—	19,671
2.57%	Annually	EUROSTR-OIS-COMPOUND	Annually	04/02/2029	EUR	4,200,000	—	19,952
3.29%	Semi-annually	6M BBR-FRA	Semi-annually	03/19/2028	NZD	4,600,000	—	39,256
7.27%	Quarterly	3M JIBAR	Quarterly	04/09/2031	ZAR	73,564,000	—	1,199,098

3.39%	Monthly	SOFR-COMPOUND	Monthly	02/04/2029	USD	11,600,000	1,369	144,884
3.37%	Annually	SOFR-COMPOUND	Annually	02/23/2031	USD	8,050,000	—	187,976
3.50%	Annually	SOFR-COMPOUND	Annually	02/24/2033	USD	4,430,000	—	109,581
3.30%	Annually	SOFR-COMPOUND	Annually	02/24/2028	USD	10,450,000	—	131,792
3.46%	Annually	SOFR-COMPOUND	Annually	02/25/2027	USD	12,300,000	—	47,529
3.61%	Annually	SOFR-COMPOUND	Annually	02/25/2036	USD	1,100,000	—	33,833
4.15%	Annually	SOFR-COMPOUND	Annually	04/17/2046	USD	3,300,000	—	(21,585)
3.56%	Annually	SOFR-COMPOUND	Annually	04/17/2029	USD	35,800,000	—	361,079
4.61%	Annually	SOFR-COMPOUND	Annually	05/29/2046	USD	695,000	—	2,937
								2,336,212

OTC SWAPS
CREDIT DEFAULT SWAPS – 0.0%(a)
Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value		Unamortized Upfront payments/ (receipts)	Value/ Unrealized Appreciation (Depreciation)
CMBX.NA.19.AAA	Morgan Stanley	Receive	0.05%	Monthly	12/17/2058	100,000		(98)	$(208)
CMBX.NA.19.BBB-	Morgan Stanley	Receive	3.00%	Monthly	12/17/2058	100,000		(7,902)	(291)
									(499)
INTEREST RATE SWAPS - 0.0%(a)
Rate Received	Payment Frequency	Counterparty	Rate Paid	Payment Frequency	Maturity Date	Notional Amount		Upfront payments/ (receipts)	Unrealized Appreciation (Depreciation)
13.625%	At Termination	Morgan Stanley	1D BROIS	At Termination	01/02/2029	BRL	21,199,671	—	(42,125)

Net Unrealized Appreciation (Depreciation)									3,639,359

(a)	Does not round to 0.1% or (0.1)%, as applicable.